DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Non-interest bearing checking accounts	$ 3,807	$ 1,704
Checking accounts	11,526	7,615
Savings accounts	47,050	36,913
Money market demand deposits	13,664	4,837
Total demand, transaction and passbook deposits	76,047	51,069
Certificates of deposit:
Less than 12 months	95,967	3,940
12 months to 36 months	49,278	72,405
More than 36 months	9,689	7,138
Total certificates of deposit	154,934	83,483
Total deposits	$ 230,981	$ 134,552